ACQUISITION OF DUPARQUET (Details Narrative) - USD ($)	Dec. 31, 2022	Sep. 15, 2022
Statement [Line Items]
Ownership percentage	90.00%	100.00%
Beattie Gold [Member]
Statement [Line Items]
Total cash consideration		$ 6,227,176
Cash per share		$ 4.43641
First Mining [Member]
Statement [Line Items]
Common share issued		35
Total share consideration		51,532,516
Issuance of common share		20,000,000
Clifton Star [Member]
Statement [Line Items]
Total cash consideration		$ 2,500,000